SIGNIFICANT RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
SignificantRelatedPartyTransactionsLineItems [Line Items]
Loan	$ 5,459,000	$ 2,189,000
Mrweilai zhang [member]
SignificantRelatedPartyTransactionsLineItems [Line Items]
Due to related parties	252,000	58,000
Alex ng man shek [member]
SignificantRelatedPartyTransactionsLineItems [Line Items]
Loan	$ 20,000	$ 20,000